CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (2,867,000)	$ (9,946,000)	$ (17,245,000)	$ (10,088,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	0	1,000	4,000	7,000
Amortization of discount	0	23,000	52,000	605,000
Amortization of right-of-use asset	13,000	12,000
Fair value of common stock issued for services	6,000	16,000	181,000	39,000
Fair value of vested options	1,636,000	5,230,000	6,757,000	506,000
Fair value of common stock issued for financing services	0	3,239,000	6,569,000	0
Change in fair value of derivative liabilities	0	219,000	219,000	1,190,000
Private placement costs			0	173,000
Loss on extinguishment of debt, net	0	607,000	112,000	4,841,000
Interest expense from debt settlement obligation			0	0
Changes in operating assets and liabilities:
Accounts receivable	10,000	3,000	(4,000)	0
Prepaid expenses	11,000	(2,000)	8,000	(17,000)
Right-of-use asset			51,000	49,000
Accounts payable and accrued expenses	46,000	(8,000)	(14,000)	(77,000)
Accrued interest	99,000	34,000	298,000	562,000
Operating lease liability	(14,000)	(13,000)	(51,000)	(46,000)
Net cash used in operating activities	(1,060,000)	(585,000)	(3,063,000)	(2,256,000)
Cash flows from investing activities:
Purchases of property and equipment	(24,000)	0	0	(1,000)
Net cash used in investing activities	(24,000)	0	0	(1,000)
Cash flows from financing activities:
Proceeds from sale of common stock	0	1,449,000	5,368,000	976,000
Proceeds from convertible notes payable			0	803,000
Proceeds from notes payable	0	177,000	177,000	673,000
Proceeds from notes payable-related parties			0	263,000
Repayment of convertible note payable	(20,000)	0	(40,000)	(43,000)
Repayment of notes payable	(6,000)	(97,000)	(231,000)	(274,000)
Repayment of convertible notes payable-related parties	0	(30,000)	(30,000)	0
Repayment of notes payable-related parties	0	(260,000)	(259,000)	(54,000)
Net cash provided by (used in) financing activities	(26,000)	1,239,000	4,985,000	2,344,000
Net increase (decrease) in cash	(1,110,000)	654,000	1,922,000	87,000
Cash at beginning of the year	2,084,000	162,000	162,000	75,000
Cash at end of the period	974,000	816,000	2,084,000	162,000
Supplemental disclosure of cash flow information:
Interest paid	0	76,000	120,000	85,000
Income tax paid	0	0	0	0
Supplemental disclosure of non-cash investing and financing transactions
Common stock issued for conversion of notes and accrued interest	0	1,035,000	1,035,000	9,112,000
Common stock issued upon conversion of debt settlement	$ 0	$ 88,000	88,000	459,000
Fair value of derivative upon issuance of convertible debt recorded as debt discount			0	744,000
Convertible note, accrued interest, and accounts payable assumed by debt settlement obligation			0	198,000
Convertible note and accrued interest exchanged for common stock			0	1,180,000
Warrants issued with convertible notes			$ 0	$ 118,000